Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 845	$ 1,348		$ 4,589		$ 6,297		$ 8,831	$ 8,545
COST OF REVENUES	619	813		3,043		3,258		4,721	4,575
GROSS PROFIT	226	535		1,546		3,039		4,110	3,970
OPERATING EXPENSES:
Research and development expenses, net	691	723		2,117		2,049		2,766	2,443
Sales and marketing expenses, net	691	790		2,332		2,357		3,282	2,204
General and administrative expenses, net	971	1,028		2,805		2,730		4,163	1,183
TOTAL OPERATING EXPENSES	2,353	2,541		7,254		7,136		10,211	5,830
OPERATING LOSS	(2,127)	(2,006)		(5,708)		(4,097)		(6,101)	(1,860)
Interest expense	(161)	(198)		(512)		(622)		(830)	(690)
Other Financial income (expenses), net	1,421	(3)		1,865		(3,781)		(4,051)	(2,701)
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (867)	$ (2,207)		$ (4,355)		$ (8,500)		$ (10,982)	$ (5,251)
Net loss per share attributable to common shareholders – basic and diluted (in Dollars per share)	$ (0.32)	$ (1.27)	[1],[2]	$ (1.93)	[1],[2]	$ (8.77)	[1],[2]	$ (0.95)	$ (2.56)
Weighted average number of common stocks used in computing net loss per share – basic and diluted (in Shares)	2,685,626	1,731,753	[2]	2,254,235	[2]	968,721	[2]	11,621,238	2,048,788

[1]	Adjusted to reflect April 2023 reverse stock split, see note 3(f).
[2]	Adjusted to reflect reverse stock split, see note 3(f).